Employment Benefits - Summary of Expense Relating to defined Benefit Plans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure - Details of expense relating to defined benefit plans [Abstract]
Current service cost	₩ 486,139	₩ 430,308	₩ 373,802
Interest cost	173,362	184,169	190,257
Expected return on plan assets	(124,639)	(141,108)	(163,074)
Defined benefit	₩ 534,862	₩ 473,369	₩ 400,985